UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer
200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Tax-Advantaged Global Shareholder Yield Fund

Quarterly portfolio holdings 1/31/19

Fund’s investments
As of 1-31-19 (unaudited)
	Shares	Value
Common stocks 96.7%		$80,079,271
(Cost $82,272,709)
Australia 1.8%		1,505,650
Commonwealth Bank of Australia	9,100	463,674
Macquarie Group, Ltd.	5,586	475,076
Westpac Banking Corp.	31,720	566,900
Canada 6.6%		5,453,135
BCE, Inc.	33,300	1,447,870
Nutrien, Ltd.	13,623	705,944
Pembina Pipeline Corp.	23,067	821,947
Rogers Communications, Inc., Class B	18,600	1,006,194
Royal Bank of Canada	7,824	595,576
TELUS Corp.	25,000	875,604
France 5.9%		4,852,988
AXA SA	54,000	1,252,269
Cie Generale des Etablissements Michelin SCA	4,400	477,936
Sanofi	7,400	643,192
SCOR SE	11,900	500,749
TOTAL SA	24,219	1,327,713
Vinci SA	7,400	651,129
Germany 7.6%		6,266,897
Allianz SE	6,800	1,442,772
BASF SE	8,900	651,993
Deutsche Post AG	22,059	651,537
Deutsche Telekom AG	74,500	1,211,434
Muenchener Rueckversicherungs-Gesellschaft AG	6,500	1,450,542
Siemens AG	7,820	858,619
Italy 3.4%		2,847,533
Assicurazioni Generali SpA	40,755	713,508
Snam SpA	190,507	909,733
Terna Rete Elettrica Nazionale SpA	198,650	1,224,292
Netherlands 1.6%		1,302,380
Royal Dutch Shell PLC, ADR, Class A (A)	21,098	1,302,380
Norway 0.8%		704,544
Orkla ASA	87,171	704,544
Singapore 1.1%		915,265
Singapore Exchange, Ltd.	87,700	498,698
Singapore Telecommunications, Ltd.	186,900	416,567
South Korea 0.6%		464,790
Samsung Electronics Company, Ltd., GDR (B)	451	464,790
Spain 1.9%		1,538,401
Naturgy Energy Group SA	23,800	665,325
Red Electrica Corp. SA	37,885	873,076
Sweden 0.6%		526,212
Svenska Handelsbanken AB, A Shares	48,388	526,212
Switzerland 3.4%		2,863,489
Nestle SA	9,800	854,402
Novartis AG	11,403	995,491
2	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Switzerland (continued)
Roche Holding AG	3,810	$1,013,596
Taiwan 0.6%		473,109
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	12,576	473,109
United Kingdom 13.3%		11,001,161
AstraZeneca PLC, ADR (A)	37,531	1,372,884
BAE Systems PLC	131,500	884,649
British American Tobacco PLC	17,800	627,451
British American Tobacco PLC, ADR	8,446	297,975
Diageo PLC	12,900	492,347
GlaxoSmithKline PLC	64,600	1,254,827
Imperial Brands PLC	38,377	1,273,888
Lloyds Banking Group PLC	878,120	669,447
Micro Focus International PLC	20,979	399,966
National Grid PLC	103,550	1,127,597
SSE PLC	35,500	545,742
Unilever PLC	17,566	922,813
Vodafone Group PLC	620,455	1,131,575
United States 47.5%		39,363,717
AbbVie, Inc.	8,700	698,523
Altria Group, Inc. (A)	23,000	1,135,050
Ameren Corp. (A)	10,100	700,334
American Electric Power Company, Inc. (A)	9,200	727,904
Arthur J. Gallagher & Company (A)	6,600	493,086
AT&T, Inc. (A)	38,423	1,154,995
BB&T Corp.	9,928	484,486
BlackRock, Inc. (A)	1,200	498,096
Broadcom, Inc.	1,645	441,271
CenturyLink, Inc. (A)	30,200	462,664
Chevron Corp.	4,455	510,766
Cisco Systems, Inc. (A)	25,325	1,197,619
CME Group, Inc. (A)	2,698	491,791
Dominion Energy, Inc. (A)	13,499	948,170
DowDuPont, Inc.	9,000	484,290
Duke Energy Corp. (A)	16,900	1,483,482
Eaton Corp. PLC	13,168	1,004,060
Emerson Electric Company (A)	7,820	511,975
Entergy Corp. (A)	12,400	1,105,956
Exxon Mobil Corp. (A)	12,600	923,328
FirstEnergy Corp.	26,065	1,021,748
Hanesbrands, Inc.	31,282	468,917
Intel Corp.	12,031	566,901
Johnson & Johnson (A)	4,425	588,879
Kimberly-Clark Corp. (A)	6,300	701,694
Las Vegas Sands Corp.	10,800	630,288
Leggett & Platt, Inc.	14,777	605,266
Lockheed Martin Corp. (A)	2,132	617,619
LyondellBasell Industries NV, Class A	4,994	434,328
McDonald's Corp. (A)	4,901	876,201
Merck & Company, Inc. (A)	11,600	863,388
MetLife, Inc. (A)	33,134	1,513,230
Microsoft Corp. (A)	6,400	668,352
Occidental Petroleum Corp. (A)	14,200	948,276
People's United Financial, Inc. (A)	51,900	850,122
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	3

	Shares	Value
United States (continued)
PepsiCo, Inc.	5,600	$630,952
Pfizer, Inc. (A)	48,675	2,066,255
Philip Morris International, Inc. (A)	12,700	974,344
PPL Corp. (A)	29,700	930,204
QUALCOMM, Inc. (A)	9,000	445,680
Texas Instruments, Inc. (A)	17,468	1,758,678
The Coca-Cola Company (A)	12,300	591,999
The Kraft Heinz Company	9,513	457,195
The Procter & Gamble Company (A)	6,900	665,643
The Southern Company	9,229	448,529
United Parcel Service, Inc., Class B	5,295	558,093
Verizon Communications, Inc. (A)	28,325	1,559,575
WEC Energy Group, Inc. (A)	9,400	686,482
Wells Fargo & Company	15,887	777,033

	Yield (%)	Shares	Value
Short-term investments 3.4%			$2,813,854
(Cost $2,813,854)
Money market funds 2.5%			2,032,854
State Street Institutional Treasury Money Market Fund, Premier Class	2.3126(C)	2,032,854	2,032,854

	Par value^	Value
Repurchase agreement 0.9%		781,000

Repurchase Agreement with State Street Corp. dated 1-31-19 at 1.300% to be repurchased at $781,028 on 2-1-19, collateralized by $790,000 U.S. Treasury Notes, 2.750% due 7-31-23 (valued at $798,146, including interest)	781,000	781,000
Total investments (Cost $85,086,563) 100.1%		$82,893,125
Other assets and liabilities, net (0.1%)		(60,576)
Total net assets 100.0%		$82,832,549

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	All or a portion of this security is segregated as collateral for options. Total collateral value at 1-31-19 was $24,391,641.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 1-31-19.
The fund had the following sector composition as a percentage of net assets on 1-31-19:

Financials	17.0%
Utilities	15.1%
Consumer staples	12.5%
Communication services	11.3%
Health care	11.3%
Energy	8.1%
Information technology	7.8%
Industrials	7.0%
Consumer discretionary	3.8%
Materials	2.8%
Short-term investments and other	3.3%
TOTAL	100.0%
4	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	Dow Jones Industrial Average	USD	269.00	Mar 2019	337	33,700	$6,593	$(7,246)
Exchange-traded	NASDAQ 100 Index	USD	6,800.00	Feb 2019	2	200	27,602	(34,640)
Exchange-traded	Russell 2000 Index	USD	1,490.00	Feb 2019	13	1,300	32,312	(31,980)
Exchange-traded	S&P 100 Index	USD	1,185.00	Feb 2019	6	600	9,295	(10,860)
Exchange-traded	S&P 100 Index	USD	1,185.00	Apr 2019	104	10,400	364,721	(401,440)
Exchange-traded	S&P 100 Index	USD	1,310.00	Apr 2019	41	4,100	4,508	(4,920)
Exchange-traded	S&P 500 Index	USD	2,580.00	Feb 2019	10	1,000	29,392	(124,700)
Exchange-traded	S&P 500 Index	USD	2,740.00	Feb 2019	9	900	12,126	(13,050)
Exchange-traded	S&P 500 Index	USD	2,715.00	Feb 2019	9	900	16,353	(27,135)
							$502,902	$(655,971)
							$502,902	$(655,971)

Derivatives Currency Abbreviations
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2019, by major security category or type:

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$1,505,650	—	$1,505,650	—
Canada	5,453,135	$5,453,135	—	—
France	4,852,988	—	4,852,988	—
Germany	6,266,897	—	6,266,897	—
Italy	2,847,533	—	2,847,533	—
Netherlands	1,302,380	1,302,380	—	—
Norway	704,544	—	704,544	—
Singapore	915,265	—	915,265	—
South Korea	464,790	—	464,790	—
Spain	1,538,401	—	1,538,401	—
Sweden	526,212	—	526,212	—
Switzerland	2,863,489	—	2,863,489	—
Taiwan	473,109	473,109	—	—
United Kingdom	11,001,161	1,670,859	9,330,302	—
United States	39,363,717	39,363,717	—	—
Short-term investments	2,813,854	2,032,854	781,000	—
Total investments in securities	$82,893,125	$50,296,054	$32,597,071	—
Derivatives:
Liabilities
Written options	$(655,971)	$(655,971)	—	—

       6

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended January 31, 2019, the fund wrote option contracts to hedge against changes in securities markets and to generate potential income.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P14Q1	01/19
This report is for the information of the shareholders of John Hancock Tax-Advantaged Global Shareholder Yield Fund.		3/19

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 20, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 20, 2019